Interest and other expense, net (Tables)	12 Months Ended
Sep. 30, 2025
Other Income and Expenses [Abstract]
Interest and Other Expense, Net

Interest and other expense, net, consists of the following:

	Year Ended September 30,
	2025	2024	2023
Interest income(1)	$(9,154)	$(17,453)	$(21,248)
Interest expense(1)	42,436	34,892	23,093
Foreign exchange loss(2)	5,932	13,212	12,057
Other, net	(792)	6,886	3,727
	$38,422	$37,537	$17,629

(1)
The net change in interest expense net of interest income, is primarily attributable to lower level cash balance. Interest expense also includes certain fees and for further details, please see Note 13 to the consolidated financial statements.
(2)
The Foreign exchange loss is primarily attributable to volatility of certain currencies’ exchange rates as well as to the cost of executing our hedging policy.